COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Mar. 31, 2019	Sep. 30, 2018
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 6 – COMMITMENTS AND CONTINGENCIES

Legal Proceedings

The Company has become involved in certain legal proceedings and claims which arise in the normal course of business. If an unfavorable ruling were to occur, there exists the possibility of a material adverse impact on the Company’s results of operations, prospects, cash flows, financial position and brand.

On February 14, 2018, plaintiff, Jeevesh Khanna, commenced an action in the Southern District of New York, against Ohr and several current and former officers, alleging that they violated federal securities laws between June 24, 2014 and January 4, 2018. On August 7, 2018, the lead plaintiffs, now George Lehman and Insured Benefit Plans, Inc. filed an amended complaint, stating the class period to be April 8, 2014 through January 4, 2018. The plaintiffs did not quantify any alleged damages in their complaint but, in addition to attorneys’ fees and costs, they seek to maintain the action as a class action and to recover damages on behalf of themselves and other persons who purchased or otherwise acquired Ohr common stock during the putative class period and purportedly suffered financial harm as a result. Ohr and the individuals dispute these claims and intend to defend the matter vigorously. On September 17, 2018, Ohr filed a motion to dismiss the complaint. On November 13, 2018, plaintiffs filed a motion to strike exhibits appended to the motion to dismiss, which was fully briefed by the parties prior to proceeding on the Defendants’ motion to dismiss. On May 10, 2019, the Court entered an order concluding that it is unable to decide the Plaintiffs’ motion to strike independently of the Defendants’ motion to dismiss and will consider the motions together. The briefing schedule on Defendants’ motion to dismiss was set by the Court and briefing will conclude in June 2019, based on the current schedule. This litigation could result in substantial costs and a diversion of management’s resources and attention, which could harm Ohr’s business and the value of the Ohr common stock.

On May 3, 2018, plaintiff Adele J. Barke, derivatively on behalf of Ohr, commenced an action against Michael Ferguson, Orin Hirschman, Thomas M. Riedhammer, June Almenoff and Jason Slakter in the Supreme Court, State of New York, alleging that the action was brought in the right and for the benefit of Ohr seeking to remedy their “breach of fiduciary duties, corporate waste and unjust enrichment that occurred between June 24, 2014 and the present.” It does not quantify any alleged damages. Ohr and the individuals dispute these claims and intend to defend the matter vigorously. Such litigation has been stayed pursuant to a stipulation by the parties, which has been so ordered by the court, pending a decision in the Southern District case on the motion to dismiss, but that status could change. This litigation could result in substantial costs and a diversion of management’s resources and attention, which could harm Ohr’s business and the value of the Ohr common stock.

In September 2018, plaintiff John Tomson, derivatively and on behalf of Ohr, commenced an action against Michael Ferguson, Sam Backenroth, Irach Taraporewala, Orin Hirschman, Thomas M. Riedhammer, June Almenoff and Jason Slakter in the U.S. District Court for the Southern District of New York alleging that the action was brought in the right and for the benefit of Ohr seeking to remedy their various breaches of fiduciary duties, corporate waste and unjust enrichment that occurred between April 4, 2014 through January 4, 2018. Thereafter, the complaint largely summarized the allegations of the amended complaint filed in the securities class action described above. It does not quantify alleged damages. On March 18, 2019, Plaintiff Tomson filed a notice of Voluntary Dismissal without Prejudice and, on March 21, 2019, the court entered an order for the case to be closed.

Following the issuance of the preliminary joint proxy statement/prospectus, on March 18, 2019, the Gomez Action was filed by an individual shareholder in the United States District Court for the Southern District of New York against Ohr and its board of directors. The plaintiff in the Gomez Action alleges that the preliminary joint proxy/prospectus statement filed by Ohr with the SEC on March 8, 2019 contained false and misleading statements and omitted material information in violation of Section 14(a) of the Exchange Act and SEC Rule 14a-9 promulgated thereunder, and further that the individual defendants are liable for those alleged misstatements and omissions under Section 20(a) of the Exchange Act. On March 19, 2019, the Barke Action was filed in the United States District Court for the Southern District of New York asserting similar Section 14(a) and Section 20(a) claims against Ohr’s board of directors and additionally naming NeuBase and Ohr Acquisition Corp., but not Ohr, as defendants. On March 20, 2019, the Wheby Action was filed in the United States District Court for District of Delaware asserting similar claims under Section 14(a) and Section 20(a) and naming as defendants Ohr and its board of directors, NeuBase, and Ohr Acquisition Corp. On March 20, 2019, the Lowinger Action was filed in the Court of Chancery of the State of Delaware asserting a breach of fiduciary duty claim against Ohr’s board of directors arising out of the same facts and circumstances regarding certain alleged omissions in the preliminary joint proxy/prospectus statement. On April 4, 2019, the Garaygordobil Action was filed in the United States District Court for the Southern District of New York asserting similar Section 14(a) and Section 20(a) claims against Ohr and its board of directors. On May 1, 2019, the Lowinger Action was ordered dismissed pursuant to the stipulation of the parties and on May 17, 2019, the Garaygordobil Action was voluntarily dismissed. The actions seek, among other things, to enjoin the merger or, if the merger has been consummated, to rescind the merger or an award of damages, and an award of attorneys’ and experts’ fees and expenses. Although it is not possible to predict the outcome of litigation matters with certainty, Ohr believes that the claims raised in the actions are without merit and intends to defend against them vigorously.

Management believes that the likelihood of an adverse decision from the ongoing litigation is unlikely, however, the litigation could result in substantial costs and a diversion of management’s resources and attention, which could harm the Company’s business and the value of the Company’s common stock.

NOTE 11 – COMMITMENTS AND CONTINGENCIES

Legal Proceedings

The Company has become involved in certain legal proceedings and claims which arise in the normal course of business. If an unfavorable ruling were to occur, there exists the possibility of a material adverse impact on the Company’s results of operations, prospects, cash flows, financial position and brand. On February 14, 2018, plaintiff, Jeevesh Khanna, commenced an action in the Southern District of New York, alleging that several current and former officers violated federal securities laws between June 24, 2014 and January 4, 2018. On August 7, 2018, the lead plaintiffs, now George Lehman and Insured Benefit Plans, Inc. filed an amended complaint, stating the class period to be April 8, 2014 through January 4, 2018. The plaintiffs did not quantify any alleged damages in their complaint but, in addition to attorneys’ fees and costs, they seek to maintain the action as a class action and to recover damages on behalf of themselves and other persons who purchased or otherwise acquired our stock during the putative class period and purportedly suffered financial harm as a result. We dispute these claims and intend to defend the matter vigorously. On September 17, 2018, we filed a motion to dismiss the complaint. On November 13, 2018, plaintiffs filed a motion to strike exhibits appended to the motion to dismiss. A decision on the motion to strike is pending, and the motion to dismiss will then be fully briefed based on a schedule to be determined by the court. This litigation could result in substantial costs and a diversion of management’s resources and attention, which could harm the Company’s business and the value of the Company’s common stock.

On May 3, 2018, plaintiff Adele J. Barke, derivatively on behalf of the Company, commenced an action against Michael Ferguson, Orin Hirschman, Thomas M. Riedhammer, June Almenoff and Jason Slakter in the Supreme Court, State of New York, alleging that the action was brought in the right and for the benefit of Ohr seeking to remedy their “breach of fiduciary duties, corporate waste and unjust enrichment that occurred between June 24, 2014 and the present.” It does not quantify any alleged damages. The Company and the individuals dispute these claims and intend to defend the matter vigorously. Such litigation has been stayed pursuant to a stipulation by the parties, which has been so ordered by the court, by agreement of the parties pending a decision in the Southern District case. This litigation could result in substantial costs and a diversion of management’s resources and attention, which could harm the Company’s business and the value of the Company’s common stock.

In September 2018, plaintiff John Tomson, derivatively and on behalf of the Company, commenced an action against Michael Ferguson, Sam Backenroth, Irach Taraporewala, Orin Hirschman, Thomas M. Riedhammer, June Almenoff and Jason Slakter in the US District Court for the Southern District of New York alleging that the action was brought in the right and for the benefit of Ohr seeking to remedy their various breaches of fiduciary duties, corporate waste and unjust enrichment that occurred between April 4, 2014 through January 4, 2018. Thereafter, the complaint largely summarized the allegations of the amended complaint filed in the securities class action described above. It does not quantify alleged damages. The Company and the individuals dispute these claims and intend to defend the matter vigorously. Such litigation is currently stayed pursuant to a stipulation by the parties, which has been so ordered by the court, but that status could change. This litigation could result in substantial costs and a diversion of management’s resources and attention, which could harm the Company’s business and the value of the Company’s common stock. The complaint has not yet been served.

Management believes that the likelihood of an adverse decision from the ongoing litigation is unlikely, however, the litigation could result in substantial costs and a diversion of management’s resources and attention, which could harm the Company’s business and the value of the Company’s common stock.

Severance Pay

Pursuant to the Separation Agreement dated May 12, 2017 (the “Separation Agreement”), between the Company and Ira Greenstein, a former director of the Company, the Company agreed to pay to Mr. Greenstein separation pay of $250,000 (the “Separation Pay”) in recognition of his past services and contributions to the Company. The Separation Pay was to be paid in five equal annual installments over a term of five years on or before June 30 of each year, commencing June 30, 2017. Additionally, under the Separation Agreement, each vested stock option of the Company held by Mr. Greenstein remained exercisable for the remaining term of such option and each unvested stock option of the Company held by Mr. Greenstein fully vested on the date of the Separation Agreement and would remain exercisable for the remaining term of such option. On March 28, 2018, Mr. Greenstein and the Company entered into an amendment (the “Amendment”) to the Separation Agreement pursuant to which, among other things, Mr. Greenstein paid to the Company $34,865, which amount was equal to the amount of the Separation Pay paid by the Company to Mr. Greenstein under the Separation Agreement as of the date of the Amendment, and the Company and Mr. Greenstein agreed that the Company had no obligation to pay the Separation Pay to Mr. Greenstein. Additionally, under the Amendment, Mr. Greenstein agreed that all of his options expired as of the date of the Amendment. During the year ended September 30, 2018, we recorded a gain of $215,090 related to the Amendment, which is included in gain on settlement of liabilities on the Company’s Statement of Operations.